Notes Payable - LMFAO Note Payable - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 15, 2023	Oct. 28, 2022	Dec. 31, 2022	Nov. 02, 2022	Sep. 09, 2022	Jul. 29, 2022	Jul. 28, 2022
Notes Payable [Line Items]
Debt instrument, face amount			$ 63	$ 268	$ 700
Debt instrument, interest rate			3.75%		15.00%
Note payable, balance due			$ 8,830
Subsequent Event [Member]
Notes Payable [Line Items]
Debt instrument, face amount	$ 3,261
LMFAO Note Payable [Member]
Notes Payable [Line Items]
Debt instrument, face amount		$ 2,785				$ 1,035	$ 1,750
Debt instrument, maturity date		Oct. 30, 2023
Percentage of the gross cash proceeds received from any future debt		20.00%
Limit of gross cash proceeds exempt from repayment		$ 500
Note payable, balance due			2,785
Interest expense			$ 35
LMFAO Note Payable [Member] | Subsequent Event [Member]
Notes Payable [Line Items]
Debt instrument, maturity date	Jun. 15, 2024
LMFAO Note Payable [Member] | Minimum [Member]
Notes Payable [Line Items]
Debt instrument, interest rate		15.00%
LMFAO Note Payable [Member] | Maximum [Member]
Notes Payable [Line Items]
Debt instrument, interest rate		7.00%